Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.6%
BlackRock Advantage Emerging Markets Fund, Class K	780,566	$8,453,527
Diversified Equity Master Portfolio	$40,830,242	40,830,242
International Tilts Master Portfolio	$11,149,843	11,149,843
iShares Developed Real Estate Index Fund, Class K	345,122	3,955,093
iShares MSCI EAFE Small-Cap ETF	64,167	4,256,839

		68,645,544

Fixed-Income Funds — 1.3%
Advantage CoreAlpha Bond Master Portfolio	$189,477	189,477
iShares Core U.S. Aggregate Bond ETF	4,216	451,533
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,021	123,480
iShares TIPS Bond ETF	1,139	141,885
Master Total Return Portfolio	$128,068	128,068

		1,034,443

Security	Shares	Value

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	113,347	$113,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	11,160,068	11,160,068

		11,273,392

Total Investments — 99.8% (Cost: $74,414,450)		80,953,379

Other Assets Less Liabilities — 0.2%		164,954

Net Assets — 100.0%		$81,118,333

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$202,531	$1,029	(a)(b)	$—		$(3,785)	$(10,298)	$189,477	$189,477	$1,029		$—
BlackRock Advantage Emerging Markets Fund, Class K	8,960,966	807,266		(539,450)		(100,536)	(674,719)	8,453,527	780,566	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,934,355	—		(4,820,577	)(a)	(940)	486	113,324	113,347	809	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,006	3,520,062	(a)	—		—	—	11,160,068	11,160,068	1,858		—
Diversified Equity Master Portfolio	43,149,867	86,632	(a)(b)	—		306,060	(2,712,317)	40,830,242	$40,830,242	86,632		—
International Tilts Master Portfolio	12,088,942	78,881	(a)(b)	—		(94,090)	(923,890)	11,149,843	$11,149,843	78,881		—
iShares Core U.S. Aggregate Bond ETF	480,961	—		—		—	(29,428)	451,533	4,216	1,358		—
iShares Developed Real Estate Index Fund, Class K	3,937,332	173,889		—		—	(156,128)	3,955,093	345,122	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	135,303	—		—		—	(11,823)	123,480	1,021	508		—
iShares MSCI EAFE Small-Cap ETF	4,689,966	—		—		—	(433,127)	4,256,839	64,167	—		—
iShares TIPS Bond ETF	147,159	—		—		—	(5,274)	141,885	1,139	761		—
Master Total Return Portfolio	136,828	1,411	(a)(b)	—		(2,070)	(8,101)	128,068	$128,068	1,411		—

						$104,639	$(4,964,619)	$80,953,379		$173,247		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	42	04/14/22	$389	$1,585
S&P/TSE 60 Index	12	06/16/22	2,529	39,440
FTSE 100 Index	8	06/17/22	783	25,025
Mini FTSE/MIB Index	15	06/17/22	402	10,028
MSCI EAFE Index	40	06/17/22	4,289	197,676
Russell 2000 E-Mini Index	8	06/17/22	827	23,736
S&P 500 Micro E-Mini Index	177	06/17/22	4,010	205,546

				503,036

Short Contracts
Mini TPX Index	49	06/09/22	776	(32,091)

				$470,945

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,274,000	USD	934,479	Bank of America N.A.	06/15/22	$20,005
CAD	1,092,000	USD	853,185	Bank of America N.A.	06/15/22	20,148
CAD	107,000	USD	84,698	Deutsche Bank AG	06/15/22	876
CAD	118,000	USD	93,974	Morgan Stanley & Co. International PLC	06/15/22	397
CAD	2,949,734	USD	2,329,126	Morgan Stanley & Co. International PLC	06/15/22	29,941
USD	109,097	EUR	98,000	Morgan Stanley & Co. International PLC	06/15/22	392
USD	904,069	JPY	104,275,392	Morgan Stanley & Co. International PLC	06/15/22	45,943

						117,702

EUR	2,314,554	USD	2,579,181	Bank of America N.A.	06/15/22	(11,791)
JPY	104,275,000	USD	906,008	Deutsche Bank AG	06/15/22	(47,886)
USD	928,895	AUD	1,274,232	Deutsche Bank AG	06/15/22	(25,762)
USD	861,934	CAD	1,091,567	Bank of America N.A.	06/15/22	(11,053)
USD	2,525,291	EUR	2,315,000	Deutsche Bank AG	06/15/22	(42,594)

						(139,086)

						$(21,384)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$16,665,459	$—	$—	$16,665,459
Fixed-Income Funds	716,898	—	—	716,898
Money Market Funds	11,273,392	—	—	11,273,392

	$28,655,749	$—	$—	28,655,749

Investments Valued at NAV(a)				52,297,630

				$80,953,379

Derivative Financial Instruments(b)
Assets
Equity Contracts	$466,398	$36,638	$—	$503,036
Foreign Currency Exchange Contracts	—	117,702	—	117,702
Liabilities
Equity Contracts	—	(32,091)	—	(32,091)
Foreign Currency Exchange Contracts	—	(139,086)	—	(139,086)

	$466,398	$(16,837)	$—	$449,561

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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